Average Annual Total Returns	12 Months Ended	60 Months Ended	84 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	4.10%	3.11%
MSCI Emerging Markets Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	1.70%	0.90%
ClearBridge SMASh Series EM Fund
Prospectus [Line Items]
Average Annual Return, Percent	(13.59%)	0.78%	(0.56%)
Performance Inception Date			Jan. 10, 2018
ClearBridge SMASh Series EM Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(13.55%)	0.49%	(0.84%)
ClearBridge SMASh Series EM Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(7.56%)	0.69%	(0.36%)